UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-09449

        Nuveen Insured California Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois, 60606
Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois, 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            08/31

Date of reporting period:          11/30/04

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Insured California Dividend Advantage Municipal Fund (NKL)
November 30, 2004

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Consumer Staples - 2.1% (1.4% of Total Investments)

$4,500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	BBB	$ 4,894,335
	Revenue Bonds, Series 2003A-2, 7.900%, 6/01/42

	Education and Civic Organizations - 9.1% (6.1% of Total Investments)

1,675	California Educational Facilities Authority, Revenue Bonds, University of San Diego, Series 2002A,	10/12 at 100.00	A2	1,705,569
	5.250%, 10/01/30

9,000	California State University, Systemwide Revenue Bonds, Series 2002A, 5.125%, 11/01/26 - AMBAC	11/12 at 100.00	AAA	9,301,230
	Insured

1,000	California Statewide Community Development Authority, Student Housing Revenue Bonds, EAH - Irvine	8/12 at 100.00	A	1,044,400
	East Campus Apartments, LLC Project, Series 2002A, 5.500%, 8/01/22 - ACA Insured

9,000	University of California, Revenue Bonds, Multiple Purpose Projects, Series 2000K, 5.300%, 9/01/30	9/08 at 101.00	Aa2	9,225,450

	Healthcare - 7.6% (5.1% of Total Investments)

5,000	ABAG Finance Authority for Non-Profit Corporations, California, Insured Revenue Bonds, Sansum-Santa	4/12 at 100.00	A	5,253,700
	Barbara Medical Foundation Clinic, Series 2002A, 5.600%, 4/01/26

	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,
	Series 1999A:
2,500	6.125%, 12/01/30	12/09 at 101.00	A3	2,669,525
3,000	6.250%, 12/01/34	12/09 at 101.00	A3	3,210,120

2,815	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Hospital,	8/13 at 100.00	AAA	2,955,666
	Series 2003C, 5.000%, 8/15/20 - AMBAC Insured

3,380	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/14 at 100.00	A3	3,589,661
	Center, Series 2004, 5.875%, 7/01/26

	Housing/Multifamily - 0.9% (0.6% of Total Investments)

1,905	Los Angeles, California, GNMA Mortgage-Backed Securities Program Multifamily Housing Revenue Bonds,	7/11 at 102.00	AAA	2,017,871
	Park Plaza West Senior Apartments, Series 2001B, 5.300%, 1/20/21 (Alternative Minimum Tax)

	Industrials - 1.3% (0.9% of Total Investments)

3,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Republic	No Opt. Call	BBB+	3,101,550
	Services Inc., Series 2002C, 5.250%, 6/01/23 (Alternative Minimum Tax) (Mandatory put 12/01/17)

	Long-Term Care - 3.6% (2.4% of Total Investments)

3,000	ABAG Finance Authority for Non-Profit Corporations, California, Insured Senior Living Revenue	11/12 at 100.00	A	3,099,180
	Bonds, Odd Fellows Home of California, Series 2003A, 5.200%, 11/15/22

5,000	California Statewide Community Development Authority, Revenue Bonds, Jewish Home for the Aging,	11/13 at 100.00	A	5,195,650
	Series 2003, 5.000%, 11/15/18

	Tax Obligation/General - 38.1% (25.6% of Total Investments)

5,920	Cajon Valley Union School District, San Diego County, California, General Obligation Bonds, Series	8/10 at 102.00	AAA	6,060,541
	2002B, 5.125%, 8/01/32 - MBIA Insured

	California, General Obligation Refunding Bonds, Series 2002:
1,000	6.000%, 4/01/16 - AMBAC Insured	No Opt. Call	AAA	1,185,310
9,000	5.000%, 2/01/22 - MBIA Insured	2/12 at 100.00	AAA	9,347,490

2,900	California, General Obligation Bonds, Series 2003, 5.000%, 2/01/21	8/13 at 100.00	A	3,012,462

	Compton Community College District, Los Angeles County, California, General Obligation Bonds,
	Series 2004A:
2,315	5.250%, 7/01/22 - MBIA Insured	7/14 at 100.00	AAA	2,500,362
2,560	5.250%, 7/01/23 - MBIA Insured	7/14 at 100.00	AAA	2,752,435

2,415	El Monte Union High School District, Los Angeles County, California, General Obligation Bonds,	6/13 at 100.00	AAA	2,455,983
	Series 2003A, 5.000%, 6/01/28 - FSA Insured

10,000	Fremont Unified School District, Alameda County, California, General Obligation Bonds, Series	8/12 at 101.00	AAA	10,300,700
	2002A, 5.000%, 8/01/25 - FSA Insured

2,070	Fresno Unified School District, Fresno County, California, General Obligation Bonds, Series 2002G,	8/10 at 102.00	AAA	2,164,019
	5.125%, 8/01/26 - FSA Insured

	Fresno Unified School District, Fresno County, California, General Obligation Bonds, Series 2002B:
1,135	5.125%, 8/01/23 - FGIC Insured	8/10 at 102.00	AAA	1,203,985
1,190	5.125%, 8/01/24 - FGIC Insured	8/10 at 102.00	AAA	1,258,330
1,245	5.125%, 8/01/25 - FGIC Insured	8/10 at 102.00	AAA	1,303,415
1,255	5.125%, 8/01/26 - FGIC Insured	8/10 at 102.00	AAA	1,312,002

5,000	Los Angeles Unified School District, California, General Obligation Bonds, Series 2002E, 5.125%,	7/12 at 100.00	AAA	5,148,550
	1/01/27 - MBIA Insured

	Los Angeles Unified School District, California, General Obligation Bonds, Series 2003A:
4,700	5.000%, 7/01/22 - FSA Insured	7/13 at 100.00	AAA	4,918,503
3,500	5.000%, 1/01/28 - MBIA Insured	7/13 at 100.00	AAA	3,564,680

1,500	Madera Unified School District, Madera County, California, General Obligation Bonds, Series 2002,	8/12 at 100.00	AAA	1,523,295
	5.000%, 8/01/28 - FSA Insured

2,500	Oakland Unified School District, Alameda County, California, General Obligation Bonds, Series 2002,	8/12 at 100.00	AAA	2,678,925
	5.250%, 8/01/21 - FGIC Insured

3,300	Peralta Community College District, Alameda County, California, General Obligation Bonds, Election	8/09 at 102.00	AAA	3,334,254
	of 2000, Series 2001A, 5.000%, 8/01/31 - FGIC Insured

3,250	San Diego Unified School District, San Diego County, California, General Obligation Bonds, Election	7/11 at 102.00	AAA	3,401,093
	of 1998, Series 2001C, 5.000%, 7/01/22 - FSA Insured

3,500	San Mateo County Community College District, California, General Obligation Bonds, Series 2002A,	9/12 at 100.00	AAA	3,575,285
	5.000%, 9/01/26 - FGIC Insured

2,980	Santa Clarita Community College District, Los Angeles County, California, General Obligation Bonds,	8/11 at 101.00	AAA	3,080,933
	Series 2002, 5.125%, 8/01/26 - FGIC Insured

2,460	Vacaville Unified School District, Solano County, California, General Obligation Bonds, Series	8/11 at 101.00	AAA	2,512,472
	2002, 5.000%, 8/01/26 - FSA Insured

10,000	Vista Unified School District, San Diego County, California, General Obligation Bonds, Series	8/12 at 100.00	AAA	10,389,700
	2002A, 5.000%, 8/01/23 - FSA Insured

	Tax Obligation/Limited - 41.7% (28.0% of Total Investments)

1,450	Baldwin Park Public Financing Authority, California, Sales Tax and Tax Allocation Bonds, Puente	8/13 at 102.00	BBB	1,473,389
	Merced Redevelopment Project, Series 2003, 5.250%, 8/01/21

6,895	Brea and Olinda Unified School District, Orange County, California, Certificates of Participation	8/11 at 101.00	AAA	7,106,056
	Refunding, Series 2002A, 5.125%, 8/01/26 - FSA Insured

2,290	Burbank Public Financing Authority, California, Revenue Refunding Bonds, Golden State Redevelopment	12/13 at 100.00	AAA	2,489,276
	Project, Series 2003A, 5.250%, 12/01/19 - AMBAC Insured

2,200	California Infrastructure Economic Development Bank, Los Angeles County, Revenue Bonds, Department	9/13 at 101.00	AAA	2,236,366
	of Public Social Services, Series 2003, 5.000%, 9/01/28 - AMBAC Insured

3,100	California State Public Works Board, Lease Revenue Bonds, Department of Corrections, Series 2003C,	12/13 at 100.00	A-	3,432,599
	5.500%, 6/01/15

7,035	Corona-Norco Unified School District, Riverside County, California, Special Tax Bonds, Community	9/13 at 100.00	AAA	7,141,580
	Facilities District 98-1, Series 2003, 5.000%, 9/01/28 - MBIA Insured

3,145	Culver City Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Project,	5/11 at 101.00	AAA	3,250,672
	Series 2002A, 5.125%, 11/01/25 - MBIA Insured

1,020	Desert Sands Unified School District, Riverside County, California, Certificates of Participation	3/12 at 101.00	AAA	1,075,162
	Refunding, Series 2002, 5.000%, 3/01/20 - MBIA Insured

8,720	El Monte, California, Senior Lien Certificates of Participation, Department of Public Services	1/11 at 100.00	AAA	9,022,235
	Facility Phase II, Series 2001, 5.000%, 1/01/21 - AMBAC Insured

4,000	Folsom Public Financing Authority, California, Special Tax Revenue Bonds, Series 2004A, 5.000%,	9/12 at 102.00	AAA	4,216,320
	9/01/21 - AMBAC Insured

2,115	Inglewood Redevelopment Agency, California, Tax Allocation Refunding Bonds, Merged Area	No Opt. Call	AAA	2,331,174
	Redevelopment Project, Series 1998A, 5.250%, 5/01/23 - AMBAC Insured

3,500	La Quinta Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project Area 1,	9/11 at 102.00	AAA	3,566,780
	Series 2001, 5.100%, 9/01/31 - AMBAC Insured

3,400	La Quinta Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project Area 1,	9/12 at 102.00	AAA	3,562,622
	Series 2002, 5.000%, 9/01/22 - AMBAC Insured

1,460	Los Angeles, California, Certificates of Participation, Municipal Improvement Corporation, Series	6/13 at 100.00	AAA	1,469,548
	2003AW, 5.000%, 6/01/33 - AMBAC Insured

7,000	Los Angeles, California, Certificates of Participation, Real Property Acquisition Program, Series	4/12 at 100.00	AAA	7,219,450
	2002, 5.200%, 4/01/27 - AMBAC Insured

4,690	Los Angeles County Metropolitan Transportation Authority, California, Second Senior Lien	7/08 at 101.00	AAA	4,790,882
	Proposition C Sales Tax Revenue Refunding Bonds, Series 1998A, 5.000%, 7/01/23 - AMBAC Insured

8,470	Ontario Redevelopment Financing Authority, California, Lease Revenue Bonds, Capital Projects,	8/11 at 101.00	AAA	8,780,934
	Series 2001, 5.200%, 8/01/29 - AMBAC Insured

5,000	Palm Desert Financing Authority, California, Tax Allocation Revenue Refunding Bonds, Project Area	4/12 at 102.00	AAA	5,132,900
	1, Series 2002, 5.000%, 4/01/25 - MBIA Insured

4,475	Riverside County, California, Asset Leasing Corporate Leasehold Revenue Bonds, Riverside County	6/12 at 101.00	AAA	4,728,733
	Hospital Project, Series 1997B, 5.000%, 6/01/19 - MBIA Insured

3,175	San Buenaventura Public Facilities Financing Authority, California, Certificates of Participation,	2/11 at 101.00	AAA	3,280,156
	Series 2001C, 5.250%, 2/01/31 - AMBAC Insured

3,730	San Diego Redevelopment Agency, California, Subordinate Lien Tax Increment and Parking Revenue	9/09 at 101.00	Baa2	3,773,007
	Bonds, Centre City Project, Series 2003B, 5.250%, 9/01/26

4,000	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Convention Center Project,	9/11 at 100.00	AAA	4,196,520
	Series 2001F, 5.000%, 9/01/19 - MBIA Insured

1,000	Shasta Joint Powers Financing Authority, California, Lease Revenue Bonds, County Administration	4/13 at 100.00	AAA	1,062,660
	Building Project, Series 2003A, 5.250%, 4/01/23 (DD, settling 12/01/04) - MBIA Insured

2,160	Temecula Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Project 1,	8/08 at 102.00	AAA	2,210,155
	Series 2002, 5.125%, 8/01/27 - MBIA Insured

	Transportation - 5.5% (3.7% of Total Investments)

2,250	California Infrastructure Economic Development Bank, First Lien Revenue Bonds, San Francisco Bay	7/13 at 100.00	AAA	2,277,315
	Area Toll Bridge, Series 2003A, 5.000%, 7/01/36 - AMBAC Insured

7,500	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding Bonds,	1/14 at 101.00	BBB-	5,780,400
	Series 1999, 0.000%, 1/15/29

	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport,
	Second Series 2003, Issue 29A:
2,185	5.250%, 5/01/16 (Alternative Minimum Tax) - FGIC Insured	5/13 at 100.00	AAA	2,331,045
2,300	5.250%, 5/01/17 (Alternative Minimum Tax) - FGIC Insured	5/13 at 100.00	AAA	2,442,048

	U.S. Guaranteed *** - 1.9% (1.3% of Total Investments)

4,000	Southern California Metropolitan Water District, Water Revenue Bonds, Series 1997A, 5.000%,	1/08 at 101.00	AAA	4,352,800
	7/01/30 (Pre-refunded to 1/01/08) - MBIA Insured

	Utilities - 19.4% (13.0% of Total Investments)

9,000	Anaheim Public Finance Authority, California, Revenue Bonds, Electric System Distribution	10/12 at 100.00	AAA	9,148,140
	Facilities, Series 2002A, 5.000%, 10/01/27 - FSA Insured

10,000	California Pollution Control Financing Authority, Remarketed Revenue Bonds, Pacific Gas and	4/11 at 102.00	AAA	10,710,400
	Electric Company, Series 1996A, 5.350%, 12/01/16 (Alternative Minimum Tax) - MBIA Insured

6,000	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 5.125%,	5/12 at 101.00	A2	6,370,320
	5/01/18

3,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2001A-1,	7/11 at 100.00	AAA	3,213,510
	5.250%, 7/01/21 - FSA Insured

775	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2003A-2,	7/13 at 100.00	AAA	815,563
	5.000%, 7/01/21 - MBIA Insured

6,000	Northern California Power Agency, Revenue Refunding Bonds, Hydroelectric Project 1, Series 1998A,	7/08 at 101.00	AAA	6,164,100
	5.200%, 7/01/32 - MBIA Insured

3,000	Sacramento Municipal Utility District, California, Electric Revenue Bonds, Series 2001N, 5.000%,	8/11 at 100.00	AAA	3,041,580
	8/15/28 - MBIA Insured

5,630	Southern California Public Power Authority, Subordinate Revenue Refunding Bonds, Transmission	7/12 at 100.00	AAA	5,805,206
	Project, Series 2002A, 4.750%, 7/01/19 - FSA Insured

	Water and Sewer - 17.7% (11.9% of Total Investments)

3,000	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	12/12 at 100.00	AAA	3,159,300
	Series 2002X, 5.150%, 12/01/23 - FGIC Insured

6,100	East Bay Municipal Utility District, Alameda and Contra Costa Counties, California, Water System	6/11 at 100.00	AAA	6,213,460
	Subordinated Revenue Bonds, Series 2001, 5.000%, 6/01/26 - MBIA Insured

9,000	Eastern Municipal Water District, California, Water and Sewer Revenue Certificates of	7/11 at 100.00	AAA	9,062,370
	Participation, Series 2001B, 5.000%, 7/01/30 - FGIC Insured

4,500	Los Angeles County Sanitation Districts Financing Authority, California, Senior Revenue Bonds,	10/13 at 100.00	AAA	4,690,620
	Capital Projects, Series 2003A, 5.000%, 10/01/23 - FSA Insured

3,605	Manteca Financing Authority, California, Sewer Revenue Bonds, Series 2003B, 5.000%, 12/01/33 -	12/13 at 100.00	Aaa	3,707,094
	MBIA Insured

2,250	Metropolitan Water District of Southern California, Waterworks Revenue Bonds, Series 2004B-3,	10/14 at 100.00	AAA	2,287,463
	5.000%, 10/01/29 - MBIA Insured

9,185	Orange County Sanitation District, California, Certificates of Participation, Series 2003, 5.000%,	8/13 at 100.00	AAA	9,245,435
	2/01/33 - FGIC Insured

	Semitropic Water Storage District, Kern County, California, Water Banking Revenue Bonds, Series
	2004A:
1,315	5.500%, 12/01/20 - XLCA Insured	12/14 at 100.00	AAA	1,464,252
1,415	5.500%, 12/01/21 - XLCA Insured	12/14 at 100.00	AAA	1,569,476

$336,510	Total Long-Term Investments (cost $332,121,295) - 148.9%			347,649,704

	Other Assets Less Liabilities - 1.6%			3,835,569

	Preferred Shares, at Liquidation Value - (50.5)%			(118,000,000)

	Net Assets Applicable to Common Shares - 100%			$233,485,273

Forward Swap Transactions outstanding at November 30, 2004:
			Swap	Unrealized
	Notional	Effective	Termination	Appreciation
	Amount	Date(2)	Date	(Depreciation)

Agreement with Morgan Stanley dated August 4, 2004,
to pay semi-annually the notional amount multiplied by
5.660% (annualized) and receive quarterly the notional
amount multiplied by the three-month USD-LIBOR
(United States Dollar - London Inter-Bank Offered Rates).	$10,600,000	2/16/05	2/16/35	$(368,255)

Agreement with Morgan Stanley dated August 5, 2004,
to pay quarterly the notional amount multiplied by
4.337% (annualized) and receive quarterly the notional
amount multiplied by the one-week BMA (Bond Market
Association) Municipal Swap Index for the quarter.	12,900,000	12/09/04	12/09/24	(182,064)

Agreement with Morgan Stanley dated August 10, 2004,
to pay semi-annually the notional amount multiplied by
5.489% (annualized) and receive quarterly the notional
amount multiplied by the three-month USD-LIBOR
(United States Dollar - London Inter-Bank Offered Rates).	3,100,000	1/14/05	1/14/35	(36,768)

				$(587,087)

	At least 80% of the Fund's net assets (including net assets applicable to Preferred shares) are invested in
	municipal securities that are either covered by Original Issue Insurance, Secondary Market Insurance or
	Portfolio Insurance which ensures the timely payment of principal and interest. Up to 20% of the Fund's
	net assets (including net assets applicable to Preferred shares) may be invested in municipal securities
	that are (i) either backed by an escrow or trust containing sufficient U.S. Government or U.S. Government
	agency securities (also ensuring the timely payment of principal and interest), or (ii) municipal bonds that
	are rated, at the time of investment, within the four highest grades (Baa or BBB or better by Moody's, S&P
	or Fitch) or unrated but judged to be of comparable quality by the Adviser.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares
	unless otherwise noted.
(2)	Effective date represents the date on which both the Fund and counterparty commence interest payment
	accruals on each forward swap contract.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There
	may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency
	securities which ensures the timely payment of principal and interest.
(DD)	Security purchased on a delayed delivery basis.

	Income Tax Information

	The following information is presented on an income tax basis. Differences between amounts for financial
	statement and federal income tax purposes are primarily due to timing differences in recognizing income
	on taxable market discount securities and timing differences in recognizing certain gains and losses on
	security transactions.

	At November 30, 2004, the cost of investments was $332,169,733.

	Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2004,
	were as follows:

	Gross unrealized:
	Appreciation	$15,698,571
	Depreciation	(218,600)

	Net unrealized appreciation of investments	$15,479,971

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Insured California Dividend Advantage Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         01/28/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (Principal Executive Officer)

Date         01/28/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (Principal Financial Officer)

Date         01/28/05

* Print the name and title of each signing officer under his or her signature.